Schedule of General And Administrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	€ 2,654,723	€ 1,067,986
Compensation and benefits [member]
IfrsStatementLineItems [Line Items]
Total	713,031	220,530
Consultancy fees [member]
IfrsStatementLineItems [Line Items]
Total	713,551	66,645
Legal services [member]
IfrsStatementLineItems [Line Items]
Total		100,553
Contractors [member]
IfrsStatementLineItems [Line Items]
Total	316,594	139,300
Accounting and audit services [member]
IfrsStatementLineItems [Line Items]
Total	51,277	303,239
Non-executive board compensation and expenses [member]
IfrsStatementLineItems [Line Items]
Total	200,660
Depreciation and amortization [member]
IfrsStatementLineItems [Line Items]
Total	261,679	66,513
Automation costs [member]
IfrsStatementLineItems [Line Items]
Total	104,185	31,254
Freight costs [member]
IfrsStatementLineItems [Line Items]
Total	75,113	30,039
Office expense [member]
IfrsStatementLineItems [Line Items]
Total	49,086	28,768
Lease expense [member]
IfrsStatementLineItems [Line Items]
Total	24,754	10,320
Insurance costs [member]
IfrsStatementLineItems [Line Items]
Total	78,554	2,600
Other general expenses [member]
IfrsStatementLineItems [Line Items]
Total	€ 66,239	€ 68,225